Note 14 - Shareholders' Equity, Additional Information (Detail) In Millions, except Share data, unless otherwise specified	Jun. 30, 2011	Apr. 28, 2011 USD ($)	Apr. 28, 2011 BRL	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Common shares	7,442,454,142			7,442,454,142
Preferred shares	5,602,042,788			5,602,042,788
Relation ADS and shares	2 (two) shares for one ADS
Minimum voting shares of current Brazilian law requires Federal Government ownership	50% plus one share
Capitalization of part of the tax incentive profit reserves
Initial amount in Company's Capital increase		$ 109,746
Initial amount in Company's Capital increase (Reais)			205,357
Final amount in Company's Capital increase		109,760
Final amount in Company's Capital increase (Reais)			205,380
Capital increase		14
Capital increase (Reais)			23
Dividends approved in the Annual General Shareholders' Meeting of April 28, 2011, related to fiscal year 2010		6,780
Interest on shareholders' equity, related to fiscal year 2010		$ 5,857
Levy of income tax on interest on shareholders' equity	15.00%